Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of reconciliation of changes in goodwill

Goodwill
($ millions)	December 31, 2017	December 31, 2016
Beginning of year	679	700
Exchange adjustments	(46)	(21)
End of year	633	679